Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule of restricted cash
	December 31, 2021	December 31, 2020
Bank deposits judicially frozen by the court as a result of legal proceedings	$1,483,653	$182,515